Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 869,356	$ 856,797
Accounts receivable and other	279,212	190,676
Inventories	297,165	278,995
Current other assets	0	138,932
Current derivative assets	2,051	52
Assets held for sale	0	16,686
Current assets	1,447,784	1,482,138
Deferred tax assets	37,076	19,487
Other assets	144,479	122,595
Investment in associate	109,423	0
Non-current derivative assets	10,380	0
Property, plant and equipment	4,885,564	4,118,782
Goodwill	92,591	92,591
Total assets	6,727,297	5,835,593
Current liabilities
Accounts payable and accrued liabilities	630,310	366,690
Current portion of lease liabilities	6,024	4,693
Current portion of debt	47,968	0
Current portion of asset retirement obligations	7,886	5,071
Current derivative liabilities	96,879	25,587
Liabilities associated with assets held for sale	0	10,133
Current liabilities	789,067	412,174
Debt	1,227,084	915,425
Lease liabilities	8,575	10,030
Employee benefit plan obligations	13,747	10,910
Asset retirement obligations	135,071	127,925
Non-current derivative liabilities	16,254	35,743
Deferred income tax liabilities	254,420	434,939
Total liabilities	2,444,218	1,947,146
Equity
Share capital	3,341,760	3,433,778
Shares held in trust for restricted share units	(16,035)	(12,970)
Contributed surplus	2,537,197	2,612,762
Accumulated other comprehensive (loss) income	(11,553)	56,183
Deficit	(1,572,080)	(2,193,163)
Total equity attributable to shareholders of the Company	4,279,289	3,896,590
Attributable to non-controlling interests	3,790	(8,143)
Total equity	4,283,079	3,888,447
Total liabilities and equity	$ 6,727,297	$ 5,835,593